Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Net sales	$ 260,086	$ 119,092	$ 166,623
Delivery Systems
Disaggregation of Revenue [Line Items]
Net sales	139,464	53,372	81,467
Consumables
Disaggregation of Revenue [Line Items]
Net sales	$ 120,622	$ 65,720	$ 85,156